Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 96,701	$ 123,870	$ 568,355
Prepaid expenses	26,623	35,596	325,696
Total Current Assets	123,324	159,466	894,051
Other assets	0	0	0
Investments held in Trust Account	4,028,377	6,781,024	10,325,848
TOTAL ASSETS	4,151,701	6,940,490	11,219,899
Current liabilities
Accounts payable and accrued expenses	412,943	373,758	567,819
Excise tax payable	68,072	38,791	0
Income taxes payable	54,711	70,906	638,962
Total Current Liabilities	535,726	483,455	1,206,781
Deferred legal fees	4,903,409	3,927,583	192,196
Promissory notes – related party	3,070,000	2,225,000
Working capital loan – related party		2,225,000	200,000
Warrant liability	15,607	7,507	16,380
Deferred underwriting fee payable	15,000,000	15,000,000	15,000,000
Total Liabilities	23,524,742	21,643,545	16,615,357
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, $0.0001 par value; 200,000,000 shares authorized; 637,605 and 1,010,391 shares at $10.63 and $10.37 per share redemption value as of December 31, 2023 and 2022, respectively	4,010,208	6,780,204	10,389,781
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	0	0	0
Accumulated deficit	(23,384,370)	(21,484,380)	(15,786,360)
Total Stockholders' Deficit	(23,383,249)	(21,483,259)	(15,785,239)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	4,151,701	6,940,490	11,219,899
Common Stock Class A [Member]
Current liabilities
Class A common stock subject to possible redemption, $0.0001 par value; 200,000,000 shares authorized; 637,605 and 1,010,391 shares at $10.63 and $10.37 per share redemption value as of December 31, 2023 and 2022, respectively	4,010,208	6,780,204	10,389,781
Stockholders' Deficit
Common stock, value	491	491	91
Common Stock Class B [Member]
Stockholders' Deficit
Common stock, value	$ 630	$ 630	$ 1,030